ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 6 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	December 31,
	2024	2023
Accounts receivable	$920,502	$868,948
Less: Allowance for doubtful accounts	(5,458)	–
Accounts receivable, net	$915,044	$868,948